The Prudential Insurance Company of America

                                   C. Christopher Sprague
                                   Assistant General Counsel
                                   Law Department

                                   The Prudential Insurance Company of America
                                   213 Washington Street
                                   Newark, NJ 07102-2992
                                   (973) 802-6997 fax: (973) 802-9560




                                                              May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re:  Prudential Variable Contract Account GI-2
                      (Registration No. 333-01031)
                      ------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2, except for a single typographical error that we have corrected and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on April 29, 1998 (Accession
No. 0000950110-98-000497).



                                 By:  /s/
                                     -------------------------------------------
                                     C. Christopher Sprague
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America